Offerings	Dec. 02, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	30,033,888
Proposed Maximum Offering Price per Unit	10.32
Maximum Aggregate Offering Price	$ 309,949,724.16
Fee Rate	0.01381%
Amount of Registration Fee	$ 42,804.06
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions or similar transactions.

Represents up to an aggregate of 30,033,888 shares of Blockfusion Data Centers, Inc. (“Pubco”) Class A common stock, par value $0.0001 per share (“Class A Common Stock”), issued to shareholders of Blue Acquisition Corp. (“Blue”) in connection with the closing of the business combination between Blue and Blockfusion USA, Inc. (“Blockfusion”) as described in this registration statement and the proxy statement/prospectus included herein (the “Business Combination”), including up to (i) 20,125,000 shares of Class A Common Stock to Blue’s public shareholders (the “Public Shareholders”) in exchange for Class A ordinary shares, par value $0.0001 per share, of Blue (“Class A Ordinary Shares”) issued in Blue’s initial public offering (the “IPO”), (ii) 2,012,500 shares of Class A Common Stock to the Public Shareholders in exchange for the share rights (“Share Rights”) issued in the IPO, (iii) 7,069,913 shares of Class A Common Stock to Blue’s sponsor (the “Sponsor”), the Sponsor’s distributees and Alberto Pontonio in exchange for Class B ordinary shares, par value $0.0001 per share, of Blue, (iv) 592,250 shares of Class A Common Stock to the Sponsor and the representatives of the underwriters of the IPO (the “IPO Underwriters”) in exchange for Class A Ordinary Shares underlying the private placement units (the “Private Placement Units”) issued in a private placement that closed simultaneously with the IPO, (v) 59,225 shares of Class A Common Stock to the Sponsor and the IPO Underwriters in exchange for the Share Rights included in the Private Placement Units, and (vi) 175,000 shares of Class A Common Stock to the IPO Underwriters in exchange for the 175,000 Class A Ordinary Shares issued to the IPO Underwriters in connection with the IPO.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Class A Ordinary Share on the Nasdaq Stock Market on December 1, 2025 ($10.32 per share). This calculation is in accordance with Rule 457(f)(1) and Rule 457(c) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	26,009,819
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 780.29
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.11
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions or similar transactions.

Represents up to an aggregate of 26,009,819 shares of Class A Common Stock issued to Blockfusion stockholders in exchange for Blockfusion’s Series A common stock, par value $0.0001 per share, in connection with the closing of the Business Combination (after giving effect to the conversion of all of the outstanding shares of Blockfusion preferred stock into common stock of Blockfusion prior to the closing of the Business Combination).

Blockfusion is a private company, and no market exists for its securities. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act, the proposed maximum offering price for these securities in the event the issuer has an accumulated capital deficit is one-third of the aggregate par value per share ($0.0001) of the Blockfusion securities expected to be exchanged in the Business Combination, including Blockfusion securities issuable upon the exercise of warrants and upon conversion of Series B common stock.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon exercise of Assumed Warrants
Amount Registered | shares	1,543,917
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 46.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.01
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions or similar transactions.

Represents up to an aggregate of 1,543,917 shares of Class A Common Stock issuable upon exercise of warrants to purchase shares of Class A Common Stock (the “Assumed Warrants”).

Blockfusion is a private company, and no market exists for its securities. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act, the proposed maximum offering price for these securities in the event the issuer has an accumulated capital deficit is one-third of the aggregate par value per share ($0.0001) of the Blockfusion securities expected to be exchanged in the Business Combination, including Blockfusion securities issuable upon the exercise of warrants and upon conversion of Series B common stock.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon conversion of Class B Common Stock
Amount Registered | shares	16,920,576
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 507.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.07
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions or similar transactions.

Represents up to an aggregate of 16,920,576 shares of Class A Common Stock issuable upon conversion of Class B common stock, par value $0.0001 per share (“Class B Common Stock”), of Pubco.

Blockfusion is a private company, and no market exists for its securities. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) under the Securities Act, the proposed maximum offering price for these securities in the event the issuer has an accumulated capital deficit is one-third of the aggregate par value per share ($0.0001) of the Blockfusion securities expected to be exchanged in the Business Combination, including Blockfusion securities issuable upon the exercise of warrants and upon conversion of Series B common stock.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions or similar transactions.

Represents up to an aggregate of $100,000,000 of shares of Class A Common Stock that may be issued in connection with a PIPE or other financing transaction prior to the closing of the Business Combination.